Basis of Presentation (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Basis of Presentation
Consolidation

Athlon’s consolidated financial statements include the accounts of its wholly owned and majority-owned subsidiaries.  All material intercompany balances and transactions have been eliminated in consolidation.

In the opinion of management, the accompanying unaudited consolidated financial statements include all adjustments necessary to present fairly, in all material respects, Athlon’s financial position as of September 30, 2013, results of operations for the three and nine months ended September 30, 2013 and 2012, and cash flows for the nine months ended September 30, 2013 and 2012.  All adjustments are of a normal recurring nature.  These interim results are not necessarily indicative of results for an entire year.

Certain amounts and disclosures have been condensed and omitted from the unaudited consolidated financial statements pursuant to the rules and regulations of the United States Securities and Exchange Commission (the “SEC”).  Therefore, these unaudited consolidated financial statements should be read in conjunction with Holdings’ audited consolidated financial statements and related notes thereto included in Athlon’s final prospectus dated August 1, 2013 and filed with the SEC pursuant to Rule 424(b)(4) of the Securities Act of 1933, as amended, on August 5, 2013.

Principles of Consolidation

        Athlon's consolidated financial statements include the accounts of its wholly owned and majority-owned subsidiaries. All material intercompany balances and transactions have been eliminated in consolidation.

Income Taxes

Income Taxes

Athlon accounts for income taxes using the asset and liability method.  Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards.  Deferred tax assets and liabilities are measured using enacted tax laws and rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.

Athlon periodically assesses whether it is more likely than not that it will generate sufficient taxable income to realize its deferred income tax assets, including net operating losses.  In making this determination, Athlon considers all available positive and negative evidence and makes certain assumptions.  Athlon considers, among other things, its deferred tax liabilities, the overall business environment, its historical earnings and losses, current industry trends, and its outlook for future years.  Athlon believes it is more likely than not that certain net operating losses can be carried forward and utilized.

In April 2013, Athlon had a corporate reorganization to effectuate its IPO.  Holdings, Athlon’s accounting predecessor, is a partnership not subject to federal income tax.  Pursuant to the steps of the corporate reorganization, certain Class A limited partners and the Class B limited partners of Holdings exchanged their interests for shares of Athlon’s common stock.  Athlon’s operations are now subject to federal income tax.  The tax implications of the corporate reorganization and the tax impact of the conversion to operating as a taxable entity have been reflected in the accompanying consolidated financial statements.

Income Taxes

        Prior to its corporate reorganization, Athlon was treated as a partnership for federal and state income tax purposes with each partner being separately taxed on their share of Athlon's taxable income. Therefore, no provision for current or deferred federal income taxes has been provided for in the accompanying Consolidated Financial Statements. However, Athlon's operations located in Texas are subject to an entity-level tax, the Texas margin tax, at a statutory rate of up to 0.7% of income that is apportioned to Texas. Deferred tax assets and liabilities are recognized for future Texas margin tax consequences attributable to differences between financial statement carrying amounts of existing assets and liabilities and their respective Texas margin tax bases.

        Net income (loss) for financial statement purposes may differ significantly from taxable income reportable to partners as a result of differences between the tax bases and financial reporting bases of assets and liabilities and the taxable income allocation requirements under the partnership agreement. In addition, individual partners have different investment bases depending upon the timing and price of acquisition of their partnership units, and each partner's tax accounting, which is partially dependent upon the partner's tax position, differs from the accounting followed in the accompanying Consolidated Financial Statements. As a result, the aggregate difference in the basis of net assets for financial and tax reporting purposes cannot be readily determined as Athlon does not have access to information about each partner's tax attributes in Holdings.

        Athlon performs a periodic evaluation of tax positions to review the appropriate recognition threshold for each tax position recognized in its consolidated financial statements. As of December 31, 2012 and 2011, all of Athlon's tax positions met the "more-likely-than-not" threshold. As a result, no additional tax expense, interest, or penalties have been accrued.

Noncontrolling Interest

Noncontrolling Interest

As of September 30, 2013, management and employees owned approximately 2.2% of Holdings.  Athlon owns 100% of Athlon Holdings GP LLC, which is Holdings’ general partner.  Considering the presumption of control, Athlon has fully consolidated the financial position, results of operations, and cash flows of Holdings.

As presented in the accompanying Consolidated Balance Sheets, “Noncontrolling interest” as of September 30, 2013 of approximately $10.0 million represents management and employees’ 1,855,563 New Holdings Units that are exchangeable for shares of Athlon’s common stock on a one-for-one basis.  As presented in the accompanying Consolidated Statements of Operations, “Net income (loss) attributable to noncontrolling interest” for the three and nine months ended September 30, 2013 of approximately $(0.2) million and $0.6 million, respectively, represents the net income of Holdings attributable to management and employees since April 26, 2013.

The following table summarizes the effects of changes in Athlon’s partnership interest in Holdings on Athlon’s equity for the periods indicated:

	Three months ended September 30, 2013	Nine months ended September 30, 2013
	(in thousands)
Net income attributable to stockholders	$2,482	$37,058
Transfer from noncontrolling interest:
Increase in Athlon’s paid-in capital for corporate reorganization	—	290,950
Increase in Athlon’s paid-in capital for issuance of 15,789,474 shares of common stock in initial public offering	295,473	295,473
Net transfer from noncontrolling interest	295,473	586,423
Change from net income attributable to stockholders and transfers from (to) noncontrolling interest	$297,955	$623,481

New Accounting Pronouncements

New Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2011-11, “Disclosures about Offsetting Assets and Liabilities” and in January 2013 issued ASU 2013-01, “Clarifying the Scope of Disclosures About Offsetting Assets and Liabilities”.  These ASUs created new disclosure requirements regarding the nature of an entity’s rights of setoff and related arrangements associated with its derivative instruments, repurchase agreements, and securities lending transactions.  Certain disclosures of the amounts of certain instruments subject to enforceable master netting arrangements are required, irrespective of whether the entity has elected to offset those instruments in the statement of financial position.  These ASUs were effective retrospectively for annual reporting periods beginning on or after January 1, 2013.  The adoption of these ASUs did not impact Athlon’s financial position, results of operations, or liquidity.

No other new accounting pronouncements issued or effective from January 1, 2013 through the date of this Report, had or are expected to have a material impact on Athlon’s unaudited consolidated financial statements.

New Accounting Pronouncements

        In May 2011, the FASB issued Accounting Standards Update ("ASU") 2011-04, "Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs". ASU 2011-04 amended ASC 820 to converge the fair value measurement guidance in GAAP and International Financial Reporting Standards. Certain of the amendments clarified the application of existing fair value measurement requirements, while other amendments changed a particular principle in ASC 820. In addition, ASU 2011-04 required additional fair value disclosures. The amendments were effective for annual periods beginning after December 15, 2011. The adoption of ASU 2011-04 did not have a material impact on Athlon's financial position, results of operations, or liquidity.

        In December 2011, the FASB issued ASU 2011-11, "Disclosures about Offsetting Assets and Liabilities" and in January 2013 issued ASU 2013-01, "Clarifying the Scope of Disclosures About Offsetting Assets and Liabilities". These ASUs create new disclosure requirements regarding the nature of an entity's rights of setoff and related arrangements associated with its derivative instruments, repurchase agreements, and securities lending transactions. Certain disclosures of the amounts of certain instruments subject to enforceable master netting arrangements would be required, irrespective of whether the entity has elected to offset those instruments in the statement of financial position. These ASUs are effective retrospectively for annual reporting periods beginning on or after January 1, 2013. The adoption of these ASUs will not impact Athlon's financial position, results of operations, or liquidity.

        No other new accounting pronouncements issued or effective during 2012, or in 2013 through the date of this report, had or are expected to have a material impact on Athlon's consolidated financial statements.